PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Narrative (Details) - CAD		3 Months Ended				12 Months Ended
	Nov. 03, 2017	Dec. 31, 2017		Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		CAD 1,104,200,000	[1]			CAD 1,104,200,000	[1]	CAD 2,849,000,000
Proceeds on property dispositions						910,200,000	[2]	60,200,000
Impairment loss						634,400,000	[3]	0
Impairment						504,400,000
Cost or deemed cost
Disclosure of detailed information about property, plant and equipment [line items]
Costs capitalized to PP&E						121,500,000		91,800,000
Property, plant and equipment		3,905,600,000				3,905,600,000		6,929,600,000	CAD 7,062,400,000
Disposals, property, plant and equipment						3,154,900,000		191,500,000
Accumulated depletion, amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		2,801,400,000				2,801,400,000		3,963,100,000	CAD 3,715,600,000
Disposals, property, plant and equipment						1,873,700,000		102,400,000
Impairment						504,400,000
Lindbergh project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		5,800,000				CAD 5,800,000		CAD 5,800,000
Weighted average cost of debt						5.70%		5.70%
Lindbergh thermal property
Disclosure of detailed information about property, plant and equipment [line items]
Gross overriding royalty interest					4.00%
Proceeds on property dispositions					CAD 250,000,000
Judy Creek assets
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on property dispositions	CAD 150,000,000			CAD 485,000,000
Swan Hills assets
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on property dispositions		150,000,000
Northern and Southern GCUs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		CAD 0				CAD 0
General and administrative
Disclosure of detailed information about property, plant and equipment [line items]
Costs capitalized to PP&E						2,300,000		CAD 3,200,000
Interest expense | Lindbergh project
Disclosure of detailed information about property, plant and equipment [line items]
Costs capitalized to PP&E						CAD 3,700,000		CAD 3,000,000

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.
[3]	See Notes 2 and 14.